Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable
Accounts Receivable

7.Accounts Receivable

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	515,334	502,177	72,809
Less: allowance for doubtful accounts	(4,651)	(7,131)	(1,034)
Accounts receivable, net	510,683	495,046	71,775

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Balance at beginning of year	(25)	(4,651)	(674)
Additions	(4,757)	(4,243)	(615)
Written off	131	1,763	255
Balance at end of year	(4,651)	(7,131)	(1,034)

Substantially all of the Company’s accounts receivable as of December 31, 2021 and 2022 are aged within 150 days.